Equity (Details) - Schedule of warrants activities - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrants activities [Abstract]
Number of shares issuable, Begininng Balance	2,300,000
Weight-average exercise price, Begininng Balance	$ 5.5
Number of shares issuable, Outstanding and exercisable	20,600,000	2,300,000
Weight-average exercise price, Outstanding and exercisable	$ 9.54	$ 5.5
Number of shares issuable, Granted	31,900,000	2,300,000
Weight-average exercise price, Granted	$ 8.03	$ 5.5
Number of shares issuable, Exercised	(13,600,000)
Weight-average exercise price, Exercised	$ 5.32
Number of shares issuable, Ending Balance	20,600,000	2,300,000
Weight-average exercise price, Ending Balance	$ 9.54	$ 5.5